Deferred Tax Liabilities - Summary of Deferred Tax Liabilites (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 163,357,177
Deferred tax charged to profit or loss during the year (Note 9)	79,556,400	$ 33,148,500	$ 112,969,008
Ending balance	242,913,577	163,357,177
Unrealized Gain on Investment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	163,357,177	130,208,677
Deferred tax charged to profit or loss during the year (Note 9)	79,556,400	33,148,500
Ending balance	$ 242,913,577	$ 163,357,177	$ 130,208,677